Shareholders' Equity - Summary of Share Capital - Par Value (Detail) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [Line Items]
Issued capital	€ 319	€ 321	€ 320
Beginning balance	€ 321
Weighted average shares	2,010,000	2,043,000	2,044,000
Ending balance	€ 319	€ 321
Common shares [member]
Disclosure of classes of share capital [Line Items]
Issued capital	253	253	€ 252
Authorized share capital	€ 720	€ 720	€ 720
Number of authorized shares	6,000,000	6,000,000	6,000,000
Par value in cents per share	€ 12	€ 12	€ 12
Beginning balance	2,106,313	2,098,114	2,105,139
Shares withdrawn	(10,665)	(2,466)	(9,491)
Dividend	13,782	10,665	2,466
Ending balance	2,109,430	2,106,313	2,098,114
Beginning balance	€ 253	€ 252	€ 253
Shares withdrawn	(1)	0	€ (1)
Dividend	€ 2	€ 1
Weighted average shares	2,107,315	2,101,231	2,101,749
Ending balance	€ 253	€ 253	€ 252
Common share B [member]
Disclosure of classes of share capital [Line Items]
Issued capital	66	68	69
Authorized share capital	€ 360	€ 360	€ 360
Number of authorized shares	3,000,000	3,000,000	3,000,000
Par value in cents per share	€ 12	€ 12	€ 12
Beginning balance	568,839	571,795	585,022
Shares withdrawn	(22,643)	(2,956)	(13,227)
Dividend	0
Ending balance	546,196	568,839	571,795
Beginning balance	€ 68	€ 69	€ 70
Shares withdrawn	(3)	€ 0	€ (2)
Dividend	€ 0
Weighted average shares	559,906	570,629	579,312
Ending balance	€ 66	€ 68	€ 69